Goodwill and Intangible Assets - Schedule of Amortization Expense (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Acquired Finite Lived Intangible Assets [Line Items]
2020	$ 1,003
2021	980
2022	956
2023	927
2024	890
Thereafter	3,549
Net Carrying Amount	8,305
MSRs [Member]
Acquired Finite Lived Intangible Assets [Line Items]
2020	89
2021	89
2022	88
2023	87
2024	86
Thereafter	1,123
Net Carrying Amount	1,562
Core deposit intangibles [Member]
Acquired Finite Lived Intangible Assets [Line Items]
2020	914
2021	891
2022	868
2023	840
2024	804
Thereafter	2,426
Net Carrying Amount	$ 6,743	$ 7,688